STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data	Total Shares	Additional paid in capital	Accumulated other comprehensive income (loss)	Accumulated deficit	Total
Balance at Dec. 31, 2011	$ 2,205	$ 187,822	$ (328)	$ (120,754)	$ 68,945
Balance (in shares) at Dec. 31, 2011	191,874,340
Exercise of options	5	267			272
Exercise of options (in shares)	111,540
Comprehensive income (loss)			549	(53)	496
Share-based compensation		1,855			1,855
Balance at Dec. 31, 2012	2,210	189,944	221	(120,807)	71,568
Balance (in shares) at Dec. 31, 2012	191,985,880
Issuance of shares, net of issuance costs	55	27,827			27,882
Issuance of shares, net of issuance costs (in shares)	4,297,995
Exercise of options	85	9,661			9,746
Exercise of options (in shares)	6,229,270
Comprehensive income (loss)			391	19,920	20,311
Share-based compensation		13,131			13,131
Balance at Dec. 31, 2013	2,350	240,563	612	(100,887)	142,638
Balance (in shares) at Dec. 31, 2013	202,513,145
Issuance of Ordinary shares in connection with initial public offering, net of issuance costs of $12.2 million	112	195,797			195,909
Issuance of Ordinary shares in connection with initial public offering, net of issuance costs of $12.2 million (in shares)	8,325,000
Exercise of options	49	10,102			10,151
Exercise of options (in shares)	3,715,916
Comprehensive income (loss)			(793)	(30,084)	(30,877)
Share-based compensation		76,853			76,853
Balance at Dec. 31, 2014	$ 2,511	$ 523,315	$ (181)	$ (130,971)	$ 394,674
Balance (in shares) at Dec. 31, 2014	214,554,061